Schedule of Fair Value Measurements (Details)	Mar. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share price	$ 11.07	$ 11.07
Measurement Input, Share Price [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share price	10.71	10.45	$ 9.90
Measurement Input, Exercise Price [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price	$ 11.5	$ 11.5	$ 11.5
Measurement Input, Expected Dividend Rate [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free interest rate	0	0	0
Measurement Input, Price Volatility [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free interest rate	3.39	2.97	24.01
Measurement Input, Risk Free Interest Rate [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free interest rate	4.95	4.85	0.54
Measurement Input, Expected Term [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected life (in years)	5 months 1 day	8 months 1 day	11 months 23 days